Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

June 30, 2021

AFF60-QTLY-0821
1.9858330.106

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/15/21 to 9/23/21
(Cost $179,992)	180,000	179,986
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Advisor Series Equity Growth Fund (a)	1,318,515	$24,194,755
Fidelity Advisor Series Growth Opportunities Fund (a)	894,581	16,648,146
Fidelity Advisor Series Small Cap Fund (a)	685,305	11,012,846
Fidelity Series All-Sector Equity Fund (a)	821,219	10,454,121
Fidelity Series Commodity Strategy Fund (a)	1,940,088	10,806,289
Fidelity Series Large Cap Stock Fund (a)	1,949,518	38,600,459
Fidelity Series Large Cap Value Index Fund (a)	269,175	4,158,761
Fidelity Series Opportunistic Insights Fund (a)	993,813	22,519,808
Fidelity Series Small Cap Opportunities Fund (a)	747,106	13,612,267
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,621,992	24,524,518
Fidelity Series Value Discovery Fund (a)	1,488,448	25,035,700
TOTAL DOMESTIC EQUITY FUNDS
(Cost $155,175,457)		201,567,670

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	724,320	10,154,972
Fidelity Series Emerging Markets Fund (a)	476,489	5,813,166
Fidelity Series Emerging Markets Opportunities Fund (a)	1,944,748	52,235,938
Fidelity Series International Growth Fund (a)	1,381,555	27,023,211
Fidelity Series International Small Cap Fund (a)	374,962	8,350,404
Fidelity Series International Value Fund (a)	2,409,957	26,919,215
Fidelity Series Overseas Fund (a)	1,978,966	26,973,312
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $120,585,624)		157,470,218

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	227,943	2,124,432
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	66,749	692,186
Fidelity Series Floating Rate High Income Fund (a)	43,354	401,026
Fidelity Series High Income Fund (a)	254,401	2,439,703
Fidelity Series Inflation-Protected Bond Index Fund (a)	707,066	7,763,585
Fidelity Series International Credit Fund (a)	3,714	37,548
Fidelity Series Investment Grade Bond Fund (a)	14,238	166,864
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,403,535	11,747,585
Fidelity Series Real Estate Income Fund (a)	125,421	1,457,392
TOTAL BOND FUNDS
(Cost $26,613,511)		26,830,321

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	27,088	27,094
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,737,032	1,737,032
Fidelity Series Short-Term Credit Fund (a)	36,946	375,376
TOTAL SHORT-TERM FUNDS
(Cost $2,129,415)		2,139,502
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $304,683,999)		388,187,697
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30,250)
NET ASSETS - 100%		$388,157,447

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13
Total	$13

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$126,187	$200,712	$299,805	$--	$--	$27,094	0.0%
Total	$126,187	$200,712	$299,805	$--	$--	$27,094

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$22,089,691	$1,899,420	$2,089,108	$--	$49,811	$2,244,941	$24,194,755
Fidelity Advisor Series Growth Opportunities Fund	15,361,183	1,615,888	1,976,035	--	77,240	1,569,870	16,648,146
Fidelity Advisor Series Small Cap Fund	9,994,581	774,365	294,090	--	2,789	535,201	11,012,846
Fidelity Series All-Sector Equity Fund	9,445,114	705,259	511,794	--	31,560	783,982	10,454,121
Fidelity Series Canada Fund	8,486,679	1,119,395	302,364	--	10,810	840,452	10,154,972
Fidelity Series Commodity Strategy Fund	9,703,345	564,713	789,482	--	47,573	1,280,140	10,806,289
Fidelity Series Emerging Markets Debt Fund	1,898,578	225,068	50,987	22,418	13	51,760	2,124,432
Fidelity Series Emerging Markets Debt Local Currency Fund	622,495	60,463	12,945	--	(158)	22,331	692,186
Fidelity Series Emerging Markets Fund	5,561,186	510,569	511,457	--	4,349	248,519	5,813,166
Fidelity Series Emerging Markets Opportunities Fund	50,144,949	4,263,731	4,579,145	--	28,799	2,377,604	52,235,938
Fidelity Series Floating Rate High Income Fund	365,913	40,559	7,911	3,849	112	2,353	401,026
Fidelity Series Government Money Market Fund 0.08%	2,314,531	242,726	820,225	339	--	--	1,737,032
Fidelity Series High Income Fund	2,186,733	262,220	61,191	28,197	460	51,481	2,439,703
Fidelity Series Inflation-Protected Bond Index Fund	6,970,932	775,524	143,830	--	77	160,882	7,763,585
Fidelity Series International Credit Fund	36,850	215	--	214	--	284	37,548
Fidelity Series International Growth Fund	23,780,561	1,868,314	787,633	--	36,149	2,125,820	27,023,211
Fidelity Series International Small Cap Fund	7,473,111	583,447	270,900	--	(537)	565,283	8,350,404
Fidelity Series International Value Fund	23,780,441	3,353,663	908,351	--	33,769	659,693	26,919,215
Fidelity Series Investment Grade Bond Fund	156,789	105,717	97,633	676	(1,903)	3,894	166,864
Fidelity Series Large Cap Stock Fund	34,499,487	2,687,204	1,143,472	--	18,294	2,538,946	38,600,459
Fidelity Series Large Cap Value Index Fund	3,723,505	365,748	126,059	--	1,464	194,103	4,158,761
Fidelity Series Long-Term Treasury Bond Index Fund	9,559,622	2,043,563	494,032	63,518	(97,002)	735,434	11,747,585
Fidelity Series Opportunistic Insights Fund	20,480,805	1,527,724	1,856,343	--	45,579	2,322,043	22,519,808
Fidelity Series Overseas Fund	23,819,753	2,086,282	867,819	--	10,248	1,924,848	26,973,312
Fidelity Series Real Estate Income Fund	1,334,059	86,325	33,171	1,981	863	69,316	1,457,392
Fidelity Series Short-Term Credit Fund	487,301	27,566	139,234	1,647	896	(1,153)	375,376
Fidelity Series Small Cap Opportunities Fund	12,336,220	1,278,470	352,960	--	3,265	347,272	13,612,267
Fidelity Series Stock Selector Large Cap Value Fund	21,849,485	2,115,230	758,214	--	13,132	1,304,885	24,524,518
Fidelity Series Value Discovery Fund	22,366,767	2,192,712	802,380	--	10,247	1,268,354	25,035,700
Total	$350,830,666	$33,382,080	$20,788,765	$122,839	$327,899	$24,228,538	$387,980,617

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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